Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-based compensation
Schedule of share based compensation stock options activity

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual life	value
	options	price (US$)	(years)	(US$)
As of December 31, 2022	126,002	2.5500	4.60	176
Forfeited	—	—	—	—
Exercised	(7,000)	2.5500	—	—
As of December 31, 2023	119,002	2.5500	3.60	132
Forfeited	—	—	—	—
Exercised	(37,502)	2.5500	—	—
As of December 31, 2024	81,500	2.5500	2.60	42
Granted	4,562,919	2.3000	—	—
Forfeited	—	—	—	—
Exercised	—	—	—	—
As of December 31, 2025	4,644,419	2.3044	9.49	2,673
Unvested at December 31, 2025	4,562,919	2.3000	9.64	2,646
Vested and exercisable as of December 31, 2025	81,500	2.5500	1.60	27

Share based payment award stock options valuation assumptions

	2018		2025
Weighted average fair value per option granted	US$	5.2130	US$	1.7740
Weighted average exercise price	US$	2.47	US$	2.30
Risk-free interest rate(1)		2.83%		4.52%
Expected term (in year)(2)		10		10
Expected volatility(3)		55%		62%
Dividend yield(4)		—		2.47%
(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the China Government Bond yield for the year of 2018 and US Government Bond yield for the year of 2025 as at the valuation dates.
(2)	The expected term is the contract life of the option.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(4)	The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.

Summary of restricted share units activity

		Weighted
	Number of	average
	restricted	grant-date
	share units	fair value (US$)
Outstanding, December 31, 2022	7,272,469	7.8046
Granted	2,787,407	2.8824
Forfeited	(1,365,256)	7.2654
Vested	(3,546,222)	8.5540
Outstanding, December 31, 2023	5,148,398	4.7664
Granted	2,732,585	4.1986
Forfeited	(459,733)	4.6775
Vested	(3,139,694)	4.7799
Outstanding, December 31, 2024	4,281,556	4.4037
Granted	4,972,103	1.3082
Forfeited	(292,445)	3.4153
Vested	(3,214,736)	3.0354
Outstanding, December 31, 2025	5,746,478	2.5411
Expected to vest at December 31, 2025	5,473,862	2.4913